Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stock-based Compensation
Activity in stock option plans

		Yen	Years	Thousands of Yen
		Weighted-average	Weighted-average
		exercise	remaining	Aggregate intrinsic
	Number of shares	price	contractual term	value
Outstanding at December 31, 2023	589,500	867	1.5	228,719
Exercisable at December 31, 2023	589,500	867	1.5	228,719
Exercised	(55,850)	145
Forfeited/Expired	(350)	128
Outstanding at June 30, 2024	533,300	943	1.1	136,870
Exercisable at June 30, 2024	533,300	¥943	1.1	¥136,870

		Yen	Years	Thousands of Yen
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
Outstanding at December 31, 2021	599,800	857	3.5	192,570
Exercisable at December 31, 2021	599,800	857	3.5	192,570
Forfeited/Expired	(6,550)	128
Outstanding at December 31, 2022	593,250	865	2.7	150,696
Exercisable at December 31, 2022	593,250	¥865	2.7	¥150,696
Reinstated	3,200	128
Forfeited/Expired	(6,950)	402
Outstanding at December 31, 2023	589,500	867	1.5	228,719
Exercisable at December 31, 2023	589,500	¥867	1.5	¥228,719